RENTAL INCOME	12 Months Ended
Jul. 31, 2017
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

Rental income for each of the fiscal years 2017, 2016 and 2015 is as follows:

	July 31,
	2017	2016	2015
Minimum rentals
Company owned property	$11,144,902	$10,478,878	$10,609,834
Leased property	6,414,724	6,008,185	6,262,367
	17,559,626	16,487,063	16,872,201
Contingent rentals
Company owned property	622,375	596,164	556,354
Leased property	335,601	332,960	303,930
	957,976	929,124	860,284
Total	$18,517,602	$17,416,187	$17,732,485

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2018	$10,300,215	$5,667,144	$15,967,359
2019	8,254,168	4,972,576	13,226,744
2020	7,994,117	3,868,757	11,862,874
2021	7,625,285	3,014,815	10,640,100
2022	6,999,564	2,783,914	9,783,478
After 2022	59,509,226	14,463,168	73,972,394
Total	$100,682,575	$34,770,374	$135,452,949

Rental income is recognized on a straight-line basis over the lives of the leases.